Organization and Business Background - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended	12 Months Ended
	Jun. 29, 2020 HKD ($)	Nov. 20, 2019 HKD ($)	Apr. 20, 2018 HKD ($)	Nov. 14, 2015 CNY (¥)	Nov. 14, 2015 USD ($)	Sep. 25, 2013 USD ($)	Nov. 30, 2011 USD ($) $ / shares shares	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Nov. 15, 2019 HKD ($)	Apr. 30, 2011 shares	Sep. 13, 2010 shares	Aug. 06, 2010 $ / shares shares
Organization And Business Background
Proceeds received from disposal of subsidiary | $								$ 0	$ 0	$ 29,000
Ordinary share, par value (in dollars per share) | $ / shares											$ 0.001	$ 0.001
Ordinary share, shares issued | shares											12,938,128	12,938,128
Allied Sun Corporation Limited
Organization And Business Background
Negative net worth | $	$ 1,600
Proceeds received from disposal of subsidiary | $	$ 27,000
Plastec International Holdings Limited
Organization And Business Background
Consideration for disposal | $			$ 70,000
Amounts due from former subsidiary disposed of | $			$ 258,910,000
Unaffiliated third party
Organization And Business Background
Consideration for disposal | $													$ 47,965,000
Amounts due from former subsidiary disposed of | $		$ 112,035,000
Hong Kong subsidiary
Organization And Business Background
Aggregate purchase price				¥ 1,250,000,000	$ 195,312,500
Repurchase Program 2013
Organization And Business Background
Stock repurchase program, remaining authorized repurchase amount | $											$ 1,431,918
Merger Agreement
Organization And Business Background
Common stock shares receivable pursuant to merger | shares																16,948,053
Ordinary share, par value (in dollars per share) | $ / shares																$ 0.001
Amended and Restated Merger Agreement
Organization And Business Background
Total number of common stock shares received pursuant to merger | shares															16,778,571
Common stock shares received on closing of merger | shares															7,054,583
Remaining common stock issued | shares															9,723,988
Remaining common stock issued year one | shares															(2,944,767)
Remaining common stock issued year two | shares															3,389,610
Remaining common stock issued year three | shares															3,389,611
Ordinary share, shares issued | shares														7,486,845
Conversion of stock, shares converted | shares							2,615,732
Average conversion of stock shares converted price per share | $ / shares							$ 10.30
Amended and Restated Merger Agreement | Repurchase Program 2011
Organization And Business Background
Share redeemed and cancelled | $							$ 5,000
Amended and Restated Merger Agreement | Repurchase Program 2013
Organization And Business Background
Share redeemed and cancelled | $						$ 5,000